STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

January 31, 2021 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 20.1%
Austria - .2%
ams, Sr. Unscd. Notes	EUR	6.00	7/31/2025	4,394,000		5,744,315
Colombia - .7%
Colombia, Bonds	COP	7.50	8/26/2026	68,967,900,000		22,425,889
France - 1.6%
Altice France, Sr. Scd. Bonds	EUR	4.13	1/15/2029	4,944,000		6,116,037
Altice France, Sr. Scd. Notes		7.38	5/1/2026	10,108,000	[b]	10,585,098
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	500,000	[b]	512,188
BNP Paribas, Jr. Sub. Notes		7.38	8/19/2025	10,352,000	[c]	11,966,216
Electricite de France, Jr. Sub. Notes	GBP	6.00	1/29/2026	800,000	[c]	1,247,244
Societe Generale, Jr. Sub. Bonds		7.88	12/18/2023	10,538,000	[c]	11,598,439
Societe Generale, Jr. Sub. Notes		8.00	9/29/2025	6,932,000	[b,c]	8,149,441
					50,174,663
Germany - .6%
Infineon Technologies, Jr. Sub. Bonds	EUR	3.63	4/1/2028	6,500,000	[c]	8,551,864
Infineon Technologies, Jr. Sub. Notes	EUR	2.88	4/1/2025	5,300,000	[c]	6,660,453
Vertical Midco, Sr. Scd. Bonds	EUR	4.38	7/15/2027	2,718,000		3,458,815
					18,671,132
India - .1%
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	160,000,000		2,229,297
Indonesia - 1.0%
Indonesia, Bonds, Ser. FR72	IDR	8.25	5/15/2036	388,362,000,000		31,042,110
Italy - .9%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	9,506,000	[b,c,d]	10,694,250
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	5,625,000	[c]	6,074,249
UniCredit, Jr. Sub. Notes	EUR	3.88	6/3/2027	8,882,000	[c]	9,613,040
					26,381,539
Jersey - .2%
CPUK Finance, Scd. Bonds	GBP	4.25	8/28/2022	3,847,396		5,275,322
Luxembourg - .3%
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	6,583,000		8,359,081
Mexico - 2.3%
Mexican Bonos, Bonds, Ser. M	MXN	7.75	5/29/2031	539,402,100		30,804,520
Mexican Bonos, Bonds, Ser. M20	MXN	7.50	6/3/2027	206,904,300		11,550,264
Mexican Bonos, Bonds, Ser. M20	MXN	10.00	12/5/2024	240,342,200		14,050,504

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 20.1% (continued)
Mexico - 2.3% (continued)
Sigma Alimentos, Gtd. Notes		4.13	5/2/2026	13,823,000		15,159,062
					71,564,350
Mongolia - .1%
Mongolia, Sr. Unscd. Notes		10.88	4/6/2021	3,945,000		4,003,331
Netherlands - 3.0%
BNP Paribas Issuance, Bank Gtd., Ser. F		0.00	11/18/2021	61,971,000	[e]	63,443,482
ING Groep, Jr. Sub. Bonds		4.88	5/16/2029	7,891,000	[c]	8,028,177
ING Groep, Jr. Sub. Bonds		6.75	4/16/2024	3,661,000	[c]	3,974,067
Telefonica Europe, Gtd. Bonds, Ser. NC5	EUR	3.00	12/4/2023	9,700,000	[c]	12,098,740
Ziggo, Sr. Scd. Bonds	EUR	2.88	1/15/2030	3,571,000		4,389,152
					91,933,618
New Zealand - .3%
New Zealand, Sr. Unscd. Bonds	NZD	2.54	9/20/2040	7,944,000		8,788,440
Norway - .3%
DNB Bank, Jr. Sub. Bonds		4.88	11/12/2024	9,274,000	[c]	9,644,821
Spain - 1.1%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	9/24/2023	6,000,000	[c]	7,686,322
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Notes	EUR	6.00	3/29/2024	7,200,000	[c]	9,319,971
Banco Santander, Jr. Sub. Bonds	EUR	4.75	3/19/2025	7,800,000	[c]	9,477,238
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	5,200,000	[c]	6,594,431
					33,077,962
Sweden - .1%
Akelius Residential Property, Sub. Notes	EUR	2.25	5/17/2081	3,521,000		4,257,570
United Kingdom - 5.6%
Barclays Bank, Structured Notes		0.00	8/13/2021	61,343,300	[e]	63,829,789
Barclays Bank, Structured Notes		0.00	8/16/2021	46,112,300	[e]	49,591,196
Iron Mountain UK, Gtd. Notes	GBP	3.88	11/15/2025	8,530,000		11,878,001
Lloyds Banking Group, Jr. Sub. Bonds	EUR	4.95	6/27/2025	8,562,000	[c,d]	11,221,648
TESCO, Sr. Unscd. Notes	GBP	6.13	2/24/2022	74,000		107,696
Tesco Property Finance 3, Sr. Scd. Bonds	GBP	5.74	4/13/2040	3,221,659		6,089,312
Vmed O2 UK Financing I, Sr. Scd. Bonds	GBP	4.00	1/31/2029	7,588,000		10,643,620
Vodafone Group, Jr. Sub. Bonds	GBP	4.88	10/3/2078	1,808,000		2,710,834
Vodafone Group, Jr. Sub. Notes		7.00	4/4/2079	14,303,000		17,793,312
					173,865,408
United States - 1.7%
Ball, Gtd. Notes		2.88	8/15/2030	6,402,000		6,379,913
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	6,249,000	[b]	6,480,932

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 20.1% (continued)
United States - 1.7% (continued)
CommScope, Sr. Scd. Notes		5.50	3/1/2024	4,157,000	[b]	4,271,318
Laureate Education, Gtd. Notes		8.25	5/1/2025	8,049,000	[b]	8,491,695
Refinitiv US Holdings, Sr. Unscd. Notes	EUR	6.88	11/15/2026	1,526,000		2,002,446
Sprint, Gtd. Notes		7.13	6/15/2024	3,786,000		4,419,398
Sprint Capital, Gtd. Notes		8.75	3/15/2032	4,597,000		7,026,515
T-Mobile USA, Gtd. Notes		6.00	3/1/2023	8,151,000		8,171,378
T-Mobile USA, Gtd. Notes		6.00	4/15/2024	6,524,000		6,603,789
					53,847,384
Total Bonds and Notes (cost $577,257,813)				621,286,232
Description				Shares		Value ($)
Common Stocks - 57.4%
Australia - .8%
Newcrest Mining				457,117	[f]	8,641,015
The Star Entertainment Group				5,701,442	[f]	14,925,264
					23,566,279
Canada - .3%
Barrick Gold				291,715		6,525,665
Wheaton Precious Metals				98,746		4,055,632
					10,581,297
China - 4.0%
Alibaba Group Holding, ADR				77,956	[f]	19,787,571
LONGi Green Energy Technology, CI. A				892,592	[f]	14,719,021
Meituan, Cl. B				212,217	[f]	9,679,635
New Oriental Education & Technology Group, ADR				138,056	[f]	23,124,380
Ping An Insurance Group Company of China, Cl. H				1,416,000	[f]	16,701,063
Tencent Holdings				275,561	[f]	24,123,457
Tencent Music Entertainment Group, ADR				595,430	[f]	15,838,438
					123,973,565
Denmark - 1.3%
Novozymes, Cl. B				91,033	[f]	5,468,810
Orsted				178,997	[b,f]	33,825,708
					39,294,518
France - 4.5%
Air Liquide				91,532	[f]	14,957,620
Bureau Veritas				354,822	[f]	9,330,418
Legrand				180,425	[f]	16,598,840
L'Oreal				62,997	[f]	22,081,983
LVMH				42,366		25,580,311

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 57.4% (continued)
France - 4.5% (continued)
Sanofi	132,864	[f]	12,483,056
Vivendi	1,190,862	[f]	36,538,368
		137,570,596
Germany - 3.7%
Bayer	489,709	[f]	29,669,647
Continental	168,540	[f]	23,691,687
Deutsche Wohnen	305,896	[f]	15,167,586
LEG Immobilien	110,652	[f]	15,895,189
RWE	663,511	[f]	28,552,611
		112,976,720
Guernsey - .0%
Amedeo Air Four Plus	2,671,187		1,170,470
Hong Kong - 2.3%
AIA Group	3,908,200	[f]	47,884,886
Link REIT	2,685,500		23,670,553
		71,555,439
India - .7%
Housing Development Finance	616,647	[f]	20,343,116
Ireland - 3.1%
Accenture, Cl. A	122,352		29,599,396
Kerry Group, Cl. A	109,141	[f]	14,803,271
Medtronic	271,417		30,216,855
Ryanair Holdings, ADR	236,546	[f]	22,488,428
		97,107,950
Japan - .8%
Suzuki Motor	316,700		14,309,812
Toyota Industries	137,400		10,838,987
		25,148,799
Netherlands - 1.0%
ASML Holding	56,228		29,937,179
South Korea - .9%
Samsung SDI	43,644		28,437,308
Switzerland - 4.1%
Alcon	336,777	[f]	24,155,710
Lonza Group	26,663	[f]	17,056,005
Novartis	206,293		18,660,264
Roche Holding	39,200	[f]	13,511,553
TE Connectivity	198,856	[f]	23,942,262
Zurich Insurance Group	74,716	[f]	29,746,011
		127,071,805
Taiwan - .3%
Taiwan Semiconductor Manufacturing, ADR	86,594		10,522,903

Description	Shares		Value ($)
Common Stocks - 57.4% (continued)
United Kingdom - 10.9%
Anglo American	744,515	[f]	24,482,740
Associated British Foods	462,849	[f]	13,412,343
AstraZeneca	142,569	[f]	14,555,579
BAE Systems	1,799,299	[f]	11,380,290
Barratt Developments	1,760,689	[f]	15,381,830
Diageo	878,674		35,458,689
Ferguson	145,599		16,939,971
Informa	1,887,143	[f]	12,899,659
Linde	203,413		49,917,550
Octopus Renewables Infrastructure Trust	15,367,934	[d]	22,634,177
Persimmon	289,368		10,096,342
Prudential	1,729,844	[f]	27,731,656
RELX	1,067,953	[f]	26,630,170
SDCL Energy Efficiency Income Trust	12,532,979		18,369,622
Travis Perkins	897,650	[f]	16,575,165
Unilever	342,224	[f]	19,893,154
		336,358,937
United States - 18.7%
Abbott Laboratories	197,865		24,454,135
Alphabet, Cl. A	18,099	[f]	33,073,389
Amazon.com	6,759	[f]	21,670,706
Brixmor Property Group	1,424,553	[g]	24,117,682
Citigroup	554,924		32,180,043
CME Group	160,862		29,235,060
CMS Energy	326,082		18,547,544
ConocoPhillips	750,017	[f]	30,023,181
Ecolab	141,055		28,847,158
Eversource Energy	321,935		28,169,312
Fidelity National Information Services	103,867		12,823,420
Kansas City Southern	121,655		24,655,819
Lennar, Cl. A	86,584		7,199,460
Lockheed Martin	37,108		11,942,097
Mastercard, Cl. A	94,751		29,968,794
Microsoft	170,956		39,654,954
Newmont	65,730		3,917,508
NIKE, Cl. B	156,934		20,964,813
Norfolk Southern	95,526		22,603,362
Otis Worldwide	480,291		31,050,813
PepsiCo	152,218		20,788,412
salesforce.com	62,439	[f]	14,083,741
Texas Instruments	164,679		27,285,664

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description				Shares		Value ($)
Common Stocks - 57.4% (continued)
United States - 18.7% (continued)
The Goldman Sachs Group				97,253		26,372,096
The Sherwin-Williams Company				20,898		14,457,236
					578,086,399
Total Common Stocks (cost $1,394,061,446)				1,773,703,280
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - .9%
Call Options - .0%
Ftse 100 Index, Contracts 1,693	GBP	7,000	3/19/2021	118,510,000		220,368
Nikkei 225, Contracts 565	JPY	30,000	3/12/2021	16,950,000,000		566,375
Spdr Gold Shares, Contracts 942		187.00	3/19/2021	176,154	[h]	113,040
					899,783
Put Options - .9%
Euro Stoxx 50 Pr, Contracts 11,239	EUR	3,400	3/19/2021	129,064,000		13,188,999
S&P 500 Index, Contracts 956		3,000	6/18/2021	286,800,000		6,978,800
S&P 500 Index, Contracts 913		3,500	3/19/2021	11,200,000		7,897,450
					28,065,249
Total Options Purchased (cost $47,451,026)				28,965,032
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 9.6%
Registered Investment Companies - 5.2%
BBGI Global Infrastructure				5,358,752	[f]	12,690,673
Greencoat UK Wind				15,232,044		28,544,475
JLEN Environmental Assets Group				4,341,058	[d]	6,863,017
Riverstone Credit Opportunities Income				3,871,998		2,778,159
The Aquila European Renewables Income Fund				19,600,392	[f,i]	25,658,789
The BioPharma Credit Fund				19,756,560		19,639,415
The Gresham House Energy Storage Fund				8,378,876		12,855,023
The Hipgnosis Songs Fund				10,044,215		16,512,450
The Renewables Infrastructure Group				13,038,129		22,675,613
US Solar Fund				12,016,238	[i]	12,963,988
					161,181,602
Registered Investment Companies - 4.4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares		0.08		136,163,269	[j]	136,163,269
Total Investment Companies (cost $286,126,377)				297,344,871

Preferred Stocks - 1.0%
Germany - 1.0%
Volkswagen (cost $29,194,973)	2.85	170,731	[f]	32,463,884

Exchange-Traded Funds - 9.9%
United States - 9.9%
Graniteshares Gold Trust		2,547,566	[f,h]	46,645,933
iShares Gold Trust		3,631,963	[f,h]	63,740,951
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF		870,000		24,081,600
SPDR Gold MiniShares Trust		4,863,120	[f,h]	89,189,621
SPDR Gold Shares		357,481	[f,h]	61,704,795
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF		635,000		20,732,750
Total Exchange-Traded Funds (cost $271,932,649)		306,095,650

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $11,678,354)	0.04	11,678,354	[j]	11,678,354
Total Investments (cost $2,617,702,638)		99.3%	3,071,537,303
Cash and Receivables (Net)		0.7%	20,107,856
Net Assets		100.0%	3,091,645,159

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

COP—Colombian Peso

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

NZD—New Zealand Dollar

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, these securities were valued at $83,010,630 or 2.68% of net assets.

c Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

d Security, or portion thereof, on loan. At January 31, 2021, the value of the fund’s securities on loan was $10,982,900 and the value of the collateral was $11,678,354.

e Security issued with a zero coupon. Income is recognized through the accretion of discount.

f Non-income producing security.

g Investment in real estate investment trust within the United States.

h These securities are wholly-owned by the Subsidiary referenced in Note 1.

i Investment in non-controlled affiliates (cost $35,043,987).

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the

STATEMENT OF INVESTMENTS (Unaudited) (continued)

investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Real Return Fund

January 31, 2021 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
E-mini Russell 2000	345	3/19/2021	32,987,821	35,676,450	2,688,629
Euro Stoxx Small 20	3,324	3/19/2021	63,509,183[a]	66,760,055	3,250,872
U.S. Treasury 10 Year Notes	3,306	3/22/2021	456,041,013	453,025,313	(3,015,700)
Futures Short
DJ Euro Stoxx 50	7,180	3/19/2021	312,571,164[a]	303,048,191	9,522,973
Standard & Poor's 500 E-mini	1,661	3/19/2021	313,492,164	307,716,860	5,775,304
Gross Unrealized Appreciation				21,237,778
Gross Unrealized Depreciation				(3,015,700)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Global Real Return Fund

January 31, 2021 (Unaudited)

Description/ Contracts	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Put Options:
S&P 500 Index, Contracts 956	2,700	6/18/2021	258,120,000		(3,672,952)
S&P 500 Index, Contracts 913	3,300	3/19/2021	301,290,000		(4,760,382)
Euro Stoxx 50, Contracts 11,239	3,100	3/19/2021	348,409,000	EUR	(5,237,410)
Total Options Written (premiums received $24,022,835)					(13,670,744)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Return Fund

January 31, 2021 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Hungarian Forint	6,688,878,173	United States Dollar	22,503,970	2/18/2021	226,826
British Pound	6,181,469	United States Dollar	8,448,257	2/1/2021	21,389
Hong Kong Dollar	25,588,111	United States Dollar	3,300,945	2/18/2021	(603)
British Pound	204,650	United States Dollar	276,953	4/16/2021	3,568
United States Dollar	8,451,667	British Pound	6,181,469	4/16/2021	(21,512)
Euro	862,854	United States Dollar	1,054,967	4/16/2021	(6,016)
United States Dollar	13,119,890	New Zealand Dollar	19,332,475	2/18/2021	(772,452)
United States Dollar	880,972	Japanese Yen	92,431,979	2/18/2021	(1,623)
CIBC World Markets Corp.
United States Dollar	1,868,743	Australian Dollar	2,419,707	3/17/2021	18,965
Hungarian Forint	493,726,636	United States Dollar	1,698,779	2/18/2021	(20,949)
Hong Kong Dollar	3,804,011	United States Dollar	490,724	2/18/2021	(85)
Euro	5,227,286	United States Dollar	6,359,955	4/16/2021	(5,266)
United States Dollar	12,194,177	Euro	10,036,039	4/16/2021	(6,398)
British Pound	215,998	United States Dollar	294,124	4/16/2021	1,953
Canadian Dollar	2,400,906	United States Dollar	1,893,975	2/18/2021	(16,338)
United States Dollar	13,534,409	Canadian Dollar	17,567,461	2/18/2021	(204,286)
Citigroup
Japanese Yen	1,116,632,916	United States Dollar	10,831,733	2/18/2021	(169,469)
United States Dollar	3,631,780	Hong Kong Dollar	28,156,331	2/18/2021	190
United States Dollar	1,802,927	Euro	1,486,176	4/16/2021	(3,782)
J.P. Morgan Securities
Swiss Franc	434,000	United States Dollar	483,767	2/18/2021	3,706

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
J.P. Morgan Securities(continued)
Euro	4,753,844	United States Dollar	5,788,122	4/16/2021	(8,987)
United States Dollar	9,208,273	Euro	7,576,362	4/16/2021	(2,131)
RBS Securities
United States Dollar	1,747,484	Japanese Yen	181,094,372	2/18/2021	18,289
United States Dollar	89,859,739	Hong Kong Dollar	696,631,607	2/18/2021	8,542
United States Dollar	451,631,366	Euro	365,103,028	4/16/2021	7,784,248
State Street Bank and Trust Company
British Pound	4,224,718	United States Dollar	5,761,088	4/16/2021	29,896
United States Dollar	28,975,098	British Pound	21,303,173	4/16/2021	(225,985)
Euro	1,963,728	United States Dollar	2,388,838	4/16/2021	(1,580)
United States Dollar	15,211,217	Euro	12,480,085	4/16/2021	39,473
United States Dollar	41,663,956	Mexican Peso	841,264,000	4/16/2021	966,091
Canadian Dollar	15,166,555	United States Dollar	11,666,909	2/18/2021	194,149
Swiss Franc	699,359	United States Dollar	764,264	2/18/2021	21,263
United States Dollar	99,469,786	Swiss Franc	89,468,597	2/18/2021	(1,022,313)
United States Dollar	27,990,626	Indonesian Rupiah	400,881,745,000	3/17/2021	(461,265)
United States Dollar	5,194,014	Hong Kong Dollar	40,259,120	2/18/2021	1,413
United States Dollar	8,152,063	Japanese Yen	843,106,565	2/18/2021	101,589
Hungarian Forint	316,036,324	United States Dollar	1,080,967	2/18/2021	(6,982)
New Zealand Dollar	19,332,475	United States Dollar	13,888,228	2/18/2021	4,114
Australian Dollar	43,624,184	United States Dollar	34,042,787	3/17/2021	(693,678)
United States Dollar	30,448,122	Australian Dollar	41,204,477	3/17/2021	(1,051,208)
UBS Securities
United States Dollar	9,417,734	Indian Rupee	702,676,000	3/17/2021	(154,159)
United States Dollar	361,568,841	British Pound	265,216,620	4/16/2021	(1,973,846)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
UBS Securities(continued)
United States Dollar	73,410,216	Euro	60,305,322	4/16/2021	98,462
Danish Krone	24,060,769	United States Dollar	3,937,893	3/17/2021	(8,364)
United States Dollar	26,657,139	Danish Krone	163,702,797	3/17/2021	(78,285)
Gross Unrealized Appreciation					9,544,126
Gross Unrealized Depreciation					(6,917,562)

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

January 31, 2021 (Unaudited)

The following is a summary of the inputs used as of January 31, 2021 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities: †
Corporate Bonds	-	496,391,877	-	496,391,877
Equity Securities – Common Stocks	814,105,479	959,597,801††	-	1,773,703,280
Equity Securities – Preferred Stocks	-	32,463,884††	-	32,463,884
Exchange –Traded Funds	306,095,650	-	-	306,095,650
Foreign Governmental	-	124,894,355	-	124,894,355
Investment Companies	147,841,623	161,181,602††	-	309,023,225
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	9,544,126	-	9,544,126
Futures †††	21,237,778	-	-	21,237,778
Options Purchased	28,965,032	-	-	28,965,032
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(6,917,562)	-	(6,917,562)
Futures †††	(3,015,700)	-	-	(3,015,700)
Option Written	(13,670,744)	-	-	(13,670,744)

†  See Statement of Investments for additional detailed categorizations, if any.

††  Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2021 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2021, accumulated net unrealized appreciation on investments was $453,834,665, consisting of $499,007,948 gross unrealized appreciation and $45,173,283 gross unrealized depreciation.

At January 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.